Shareholder Report, Average Annual Return (Details)		12 Months Ended	46 Months Ended		60 Months Ended	89 Months Ended		91 Months Ended	105 Months Ended	120 Months Ended
		Aug. 31, 2024	Aug. 31, 2024		Aug. 31, 2024	Aug. 31, 2024		Aug. 31, 2024 [3]	Aug. 31, 2024 [7]	Aug. 31, 2024
Short-Term Bond Fund of America® - Class 529-T [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short-Term Bond Fund of America — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	3.56%			1.00%	1.27%	[2]
Short-Term Bond Fund of America® - Class 529-E [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short-Term Bond Fund of America — Class 529-E
Average Annual Return, Percent	[1]	5.75%			1.08%					0.95%
Short-Term Bond Fund of America® - Class 529-C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short-Term Bond Fund of America — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	4.10%			0.54%					0.79%
Short-Term Bond Fund of America® - Class 529-A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short-Term Bond Fund of America — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	3.32%			0.78%					0.94%
Short-Term Bond Fund of America® - Class F-3 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short-Term Bond Fund of America — Class F-3
Average Annual Return, Percent	[1]	6.26%			1.67%			1.77%
Short-Term Bond Fund of America® - Class R-4 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short-Term Bond Fund of America — Class R-4
Average Annual Return, Percent	[1]	6.01%			1.32%					1.20%
Short-Term Bond Fund of America® - Class R-3 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short-Term Bond Fund of America — Class R-3
Average Annual Return, Percent	[1]	5.60%			1.03%					0.90%
Short-Term Bond Fund of America® - Class R-2E [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short-Term Bond Fund of America — Class R-2E
Average Annual Return, Percent	[1]	5.57%			0.87%					0.82%
Short-Term Bond Fund of America® - Class R-2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short-Term Bond Fund of America — Class R-2
Average Annual Return, Percent	[1]	5.28%			0.59%					0.45%
Short-Term Bond Fund of America® - Class R-1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short-Term Bond Fund of America — Class R-1
Average Annual Return, Percent	[1]	5.14%			0.56%					0.44%
Short-Term Bond Fund of America® - Class 529-F-3 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short-Term Bond Fund of America — Class 529-F-3
Average Annual Return, Percent	[1]	6.17%	1.01%	[4]
Short-Term Bond Fund of America® - Class 529-F-2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short-Term Bond Fund of America — Class 529-F-2
Average Annual Return, Percent	[1]	6.14%	0.98%	[5]
Short-Term Bond Fund of America® - Class 529-F-1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short-Term Bond Fund of America — Class 529-F-1
Average Annual Return, Percent	[1]	6.03%			1.48%					1.39%
Short-Term Bond Fund of America® - Class F-2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short-Term Bond Fund of America — Class F-2
Average Annual Return, Percent	[1]	6.25%			1.56%					1.44%
Short-Term Bond Fund of America® - Class F-1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short-Term Bond Fund of America — Class F-1
Average Annual Return, Percent	[1]	5.96%			1.29%					1.17%
Short-Term Bond Fund of America® - Class T [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short-Term Bond Fund of America — Class T (with sales charge)
Average Annual Return, Percent	[1]	3.52%			1.06%	1.33%	[6]
Short-Term Bond Fund of America® - Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short-Term Bond Fund of America — Class C (with sales charge)
Average Annual Return, Percent	[1]	4.14%			0.57%					0.60%
Short-Term Bond Fund of America® - Class R-5 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short-Term Bond Fund of America — Class R-5
Average Annual Return, Percent	[1]	6.20%			1.61%					1.49%
Short-Term Bond Fund of America® - Class R-5E [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short-Term Bond Fund of America — Class R-5E
Average Annual Return, Percent	[1]	6.09%			1.51%				1.53%
Short-Term Bond Fund of America - Class R-6 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short-Term Bond Fund of America — Class R-6
Average Annual Return, Percent	[1]	6.37%			1.67%					1.56%
Short-Term Bond Fund of America® - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short-Term Bond Fund of America — Class A (with sales charge)
Average Annual Return, Percent	[1]	3.31%			0.76%					0.95%
Without Sales Load [Member] | Short-Term Bond Fund of America® - Class 529-T [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short-Term Bond Fund of America — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	6.20%			1.52%	1.62%	[2]
Without Sales Load [Member] | Short-Term Bond Fund of America® - Class 529-C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short-Term Bond Fund of America — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	5.10%			0.54%					0.79%
Without Sales Load [Member] | Short-Term Bond Fund of America® - Class 529-A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short-Term Bond Fund of America — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	5.97%			1.29%					1.20%
Without Sales Load [Member] | Short-Term Bond Fund of America® - Class T [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short-Term Bond Fund of America — Class T (without sales charge)
Average Annual Return, Percent	[1]	6.16%			1.58%	1.68%	[6]
Without Sales Load [Member] | Short-Term Bond Fund of America® - Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short-Term Bond Fund of America — Class C (without sales charge)
Average Annual Return, Percent	[1]	5.14%			0.57%					0.60%
Without Sales Load [Member] | Short-Term Bond Fund of America® - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short-Term Bond Fund of America — Class A (without sales charge)
Average Annual Return, Percent	[1]	5.95%			1.28%					1.21%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[8]	7.30%	(1.54%)	[4],[5]	(0.04%)	1.50%	[2],[6]	1.58%	1.66%	1.64%
Bloomberg US Government Credit 1 To 3 years ex BBB Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index
Average Annual Return, Percent	[8]	6.10%	0.92%	[4],[5]	1.43%	1.68%	[2],[6]	1.66%	1.56%	1.46%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class 529-T shares were first offered on April 7, 2017.
[3]	Class F-3 shares were first offered on January 27, 2017.
[4]	Class 529-F-3 shares were first offered on October 30, 2020.
[5]	Class 529-F-2 shares were first offered on October 30, 2020.
[6]	Class T shares were first offered on April 7, 2017.
[7]	Class R-5E shares were first offered on November 20, 2015.
[8]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.